10Q SHARE-BASED AWARDS AND STOCK OPTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SHARE-BASED AWARDS AND OPTIONS	SHARE-BASED AWARDS AND STOCK OPTIONS
The following table summarizes share-based compensation expense and the related income tax benefit recognized for our share-based awards and stock options:

	Three Months Ended
	March 31, 2025	March 31, 2024

	(in thousands)

Share-based compensation expense from continuing operations	$30,288	$33,359
Share-based compensation expense from discontinued operations	9,452	6,758
Total share-based compensation expense	$39,740	$40,117

Total income tax benefit	$6,265	$9,366

The following discussion of our share-based compensation awards includes awards related to continuing and discontinued operations.

Share-Based Awards

The following table summarizes the changes in unvested restricted stock and performance awards for the three months ended March 31, 2025:

	Shares	Weighted-Average Grant-Date Fair Value

	(in thousands)

Unvested at December 31, 2024	2,252	$126.07
Granted	1,446	105.35
Vested	(1,027)	128.59
Forfeited	(85)	111.46
Unvested at March 31, 2025	2,586	$113.27

The total fair value of restricted stock and performance awards vested during the three months ended March 31, 2025 and 2024 was $132.1 million and $131.1 million, respectively.

For restricted stock and performance awards, we recognized compensation expense of $35.9 million and $35.6 million during the three months ended March 31, 2025 and 2024, respectively. As of March 31, 2025, there was $239.1 million of unrecognized compensation expense related to unvested restricted stock and performance awards that we expect to recognize over a weighted-average period of 2.1 years.

Stock Options

The following table summarizes stock option activity for the three months ended March 31, 2025:

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value

	(in thousands)		(years)	(in millions)

Outstanding at December 31, 2024	778	$112.91	5.5	$9.0
Granted	208	105.28
Forfeited	(17)	111.74
Exercised	(19)	54.37
Outstanding at March 31, 2025	950	$112.35	6.3	$4.5

Options vested and exercisable at March 31, 2025	605	$112.97	4.5	$4.5

We recognized compensation expense for stock options of $2.5 million and $2.8 million during the three months ended March 31, 2025 and 2024, respectively. The aggregate intrinsic value of stock options exercised during the three months ended March 31, 2025 and 2024 was $0.8 million and $13.6 million, respectively. As of March 31, 2025, we had $13.4 million of unrecognized compensation expense related to unvested stock options that we expect to recognize over a weighted-average period of 2.0 years.
The weighted-average grant-date fair value of stock options granted during the three months ended March 31, 2025 and 2024 was $44.76 and $54.42, respectively. Fair value was estimated on the date of grant using the Black-Scholes valuation model with the following weighted-average assumptions:

	Three Months Ended
	March 31, 2025	March 31, 2024

Risk-free interest rate	4.01%	4.16%
Expected volatility	47%	45%
Dividend yield	0.88%	0.90%
Expected term in years	5	5

The risk-free interest rate was based on the yield of a zero coupon U.S. Treasury security with a maturity equal to the expected life of the option from the date of the grant. Our assumption on expected volatility was based on our historical volatility. The dividend yield assumption was determined using our average stock price over the preceding year and the annualized amount of our most current quarterly dividend per share. We based our assumptions on the expected term of the options on our analysis of the historical exercise patterns of the options and our assumption on the future exercise pattern of options.
SHARE-BASED AWARDS AND OPTIONS
We have granted nonqualified stock options, restricted stock and performance unit awards to key employees, officers and directors under a long-term incentive plan, which permits grants of equity to employees, officers, directors and consultants. A total of 14.0 million shares of our common stock has been reserved and made available for issuance pursuant to awards granted under the 2011 Amended and Restated Incentive Plan.

The following table summarizes share-based compensation expense and the related income tax benefit recognized for our share-based awards and stock options:

	Years Ended December 31,
	2024	2023	2022

	(in thousands)

Share-based compensation expense from continuing operations	$137,769	$178,138	$142,251
Share-based compensation expense from discontinued operations	26,475	30,856	21,010
Total share-based compensation expense	$164,244	$208,994	$163,261

Total income tax benefit	$35,528	$48,446	$38,059

The following discussion of our share-based compensation awards includes awards related to continuing and discontinued operations.

Restricted Stock

Restricted stock awards vest in approximately equal annual installments, generally on each of the first three or four anniversaries of the grant date or, in some cases, in one installment on the third anniversary of the grant date, in either case subject to the holder's continued service on each applicable vesting date. Restricted shares cannot be sold or transferred until they have vested. The grant date fair value of restricted stock awards, which is based on the quoted market value of our common stock on the grant date, is recognized as share-based compensation expense on a straight-line basis over the vesting period. Our restricted stock agreements provide for accelerated vesting under certain conditions.

Performance Units

Certain of our executives have been granted performance-based restricted stock units ("performance units") that, after a specified performance period, may convert on a 1-for-1 basis into shares of our common stock based upon the level of achievement of certain pre-established performance measures during the performance period and subject to the holders' continued service on the vesting date. The Compensation Committee of our board of directors ("Compensation Committee") establishes performance measures and may set a range of possible performance-based outcomes for performance units. Performance units are converted into shares of common stock only after the Compensation Committee certifies the level of achievement against the performance measures. Our performance unit agreements provide for accelerated vesting under certain conditions.
For these awards, we recognize compensation expense on a straight-line basis over the applicable performance or service period using the grant date fair value of the award and the number of shares expected to be earned according to the level of achievement of performance measures. When the estimated number of common shares expected to be earned is changed during the performance period, we make a cumulative adjustment to share-based compensation expense based on the revised estimate. The performance periods for awards granted generally range from one to three years.

The following table summarizes the changes in unvested restricted stock awards and performance units for the years ended December 31, 2024, 2023 and 2022:

	Shares	Weighted-Average Grant-Date Fair Value

	(in thousands)

Unvested at December 31, 2021	1,640	$184.90
Granted	1,496	137.51
Vested	(756)	170.79
Forfeited	(235)	164.06
Unvested at December 31, 2022	2,145	159.04
Replacement Awards	202	98.44
Granted	1,322	112.81
Vested	(1,041)	157.33
Forfeited	(147)	128.18
Unvested at December 31, 2023	2,481	131.41
Granted	1,225	128.97
Vested	(1,224)	140.79
Forfeited	(230)	119.07
Unvested at December 31, 2024	2,252	$126.07

The total fair value of restricted stock and performance units vested was $172.3 million, $163.8 million and $129.2 million for the years ended December 31, 2024, 2023 and 2022, respectively.

For restricted stock and performance units, we recognized compensation expense of $151.6 million, $186.9 million and $151.5 million for the years ended December 31, 2024, 2023 and 2022, respectively. As of December 31, 2024, there was $131.8 million of unrecognized compensation expense related to unvested restricted stock awards and performance units that we expect to recognize over a weighted-average period of 1.8 years.

Stock Options

Stock options are granted with an exercise price equal to 100% of fair market value of our common stock on the date of grant and have a term of ten years. Stock options vest in equal installments, generally on each of the first three or four anniversaries of the grant date, subject to the holder's continued service on each applicable vesting date. Our stock option agreements provide for accelerated vesting under certain conditions.
The following table summarizes changes in stock option activity for the years ended December 31, 2024, 2023 and 2022:

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value

	(in thousands)		(years)	(in millions)

Outstanding at December 31, 2021	1,172	$107.44	5.8	$47.4
Granted	154	136.02
Forfeited	(89)	147.65
Exercised	(98)	65.69		5.5
Outstanding at December 31, 2022	1,139	111.75	5.4	17.3
Replacement Awards	142	98.44
Granted	233	110.83
Forfeited	(297)	155.35
Exercised	(296)	89.08		9.4
Outstanding at December 31, 2023	921	99.54	5.0	32.1
Granted	168	127.99
Forfeited	(77)	150.55
Exercised	(234)	59.16		16.0
Outstanding at December 31, 2024	778	$112.91	5.5	$9.0

Options vested and exercisable at December 31, 2024	521	$110.07	4.0	$7.9

We recognized compensation expense for stock options of $7.5 million, $17.0 million and $6.4 million during the years ended December 31, 2024, 2023 and 2022, respectively. As of December 31, 2024, we had $7.4 million of unrecognized compensation expense related to unvested stock options that we expect to recognize over a weighted-average period of 1.9 years.

The weighted-average grant-date fair value of stock options granted, including replacement awards granted in connection with the EVO acquisition, during the years ended December 31, 2024, 2023 and 2022 was $53.19, $46.17 and $48.88, respectively. Fair value was estimated on the date of grant using the Black-Scholes valuation model with the following weighted-average assumptions:

	Years Ended December 31,
	2024	2023	2022

Risk-free interest rate	4.13%	3.84%	1.87%
Expected volatility	45%	45%	40%
Dividend yield	0.90%	0.81%	0.56%
Expected term (years)	5	5	5

The risk-free interest rate was based on the yield of a zero coupon U.S. Treasury security with a maturity equal to the expected life of the option from the date of the grant. Our assumption on expected volatility was based on our historical volatility. The dividend yield assumption was determined using our average stock price over the preceding year and the annualized amount of our most current quarterly dividend per share. We based our assumptions on the expected term of the options on our analysis of the historical exercise patterns of the options and our assumption on the future exercise pattern of options.